Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Details of the Subsidiaries, VIEs and VIE's Subsidiaries
As of December 31, 2020, the Company’s principal subsidiaries (including VIE) are as follows:

Name	Place of incorporation	Date of incorporation	% of direct or indirect economic ownership	Principal activities
Wholly foreign-owned enterprise (“WFOE”)
Huya Limited	Hong Kong	January 4, 2017	100%	Investment holding
Guangzhou Huya Technology Co., Ltd. (“Huya Technology”)	PRC	June 16, 2017	100%	Software development
HUYA PTE. LTD.	Singapore	July 23, 2018	100%	Internet value added services
Hainan Huya Entertainment Information Technology Co., Ltd. (“Hain a n Huya”)	PRC	December 4, 2019	100%	Cultural and Creative services
VIE
Guangzhou Huya Information Technology Co., Ltd. (“Guangzhou Huya”)	PRC	August 10, 2016	100%	Internet value added services

Schedule of Assets, Liabilities, Results of Operations and Cash Flows of the VIE and its Subsidiaries
The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs taken as a whole, which were included in the Group’s consolidated financial statements. Intercompany items within the Group are eliminated in the financial information presented below:

	As of December 31,
	2019	2020
	RMB	RMB
Total current assets	2,033,635	738,026
Total non-current asset s	634,965	372,113
Total assets	2,668,600	1,110,139

Total current liabilities	1,935,670	1,056,227
Total non-current liabilities	169,713	178,684
Total liabilities	2,105,383	1,234,911

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenues	4,659,245	8,293,317	10,738,074
Net incom e	406,803	1,323,915	7,808,958

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net cash provided by operating activities	601,022	2,597,223	7,773,435
Net cash (used in)/provided by investing activities	(516,902)	(1,023,878)	1,083,634
Net cash used in financing activities	(3,647)	(519)	—